PLEDGED BANK DEPOSITS/BANK BALANCES AND CASH (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
PLEDGED BANK DEPOSITS/BANK BALANCES AND CASH
Cash on hand	$ 705,000	$ 811,000
Bank balances (Note i)	271,285,000	253,908,000
Bank balances and cash	271,990,000	254,719,000	$ 152,908,000
Pledged bank deposits	2,793,000	2,855,000
Pledged bank deposits/Cash on hand and bank balances	274,783,000	257,574,000
Time deposits	$ 127,400,000	$ 0
Bank deposits interest rate		0
Minimum
PLEDGED BANK DEPOSITS/BANK BALANCES AND CASH
Bank balance interest at market rate (%)	0	0
Bank deposits maturity term	4 months
Bank deposits interest rate	4.12
Bank deposits carrying interest rate (%)	0.25	0
Maximum
PLEDGED BANK DEPOSITS/BANK BALANCES AND CASH
Bank balance interest at market rate (%)	5.3	3.7
Bank deposits maturity term	6 months
Bank deposits interest rate	5.3
Bank deposits carrying interest rate (%)	3.92	5